BONDS	12 Months Ended
Dec. 31, 2020
Long Term Debt Noncurrent Abstract
BONDS
NOTE 11:-	BONDS

In August 2015, the Company issued gross amount of NIS 60,000,000 (approximately $ 15,700 as of the issue date) in aggregate principal amount of Series A Bonds bearing annual fixed interest of 6.7% payable in semi-annual installments on June 30 and on December 31 of each of the years 2015 through 2021, commencing on December 31, 2015 and ending on December 31, 2021. The principal will be repaid in semi-annual installments on June 30 and on December 31 of each of the years of 2016 through 2021, commencing on June 30, 2016 and ending on December 31, 2021. The bonds (principal and interest) are not linked to any currency or index.

Debt issuance costs of $ 384 reported in the balance sheet as a direct deduction from the gross amount of the bonds. The debt issuance costs are amortized in accordance with the bonds payments. As of December 31, 2020 the unamortized amount of the debt issuance costs is $ 17. The Company is required to meet certain covenants under this bonds. As of December 31, 2020, the Company met these covenants.

The maturities date of the bonds in the amount of $ 3,099 is December 31, 2021.